Issued accounting pronouncements - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Financing receivable, allowance for credit loss, period increase (decrease)	¥ 176,000
Fresh-Start Adjustment, Increase (Decrease), Retained Earnings (Deficit)	¥ 125,000
Allowance for credit losses on off-balance-sheet instruments		¥ 18,007	¥ 19,262	¥ (8,969)
Other Liabilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses on off-balance-sheet instruments		¥ 87,000